Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Net Income from Financial Instruments at Fair Value through Profit or Loss (Detail) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Income from corporate and government securities	$ 1,828,166	$ 815,069
Income from securities issued by the Argentine Central Bank	6,176,054	2,838,803
Derivatives	(1,693,849)	(108,225)
Total	$ 6,310,371	$ 3,545,647